Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Warrant Liabilities [Abstract]
Summary of movement in warrant liabilities
Movement of the balance during the years ended December 31, 2022 and 2023 is as follow:

	2023	2022
Balance at January 1	$3,574,885	$—
Assumption of warrant upon the Reverse Recapitalization	—	6,186,423
Issuance of warrant	—	585,000
Change in fair value recognized in profit or loss	(3,351,035)	(3,196,538)
Balance at December 31	$223,850	$3,574,885